Line of Credit and Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of the notes payable and line of credit

	March 31,	December 31,
Notes Payable	2024	2023
Note payable issued January 12, 2023 (Face Value: $220,000)	$220,000	$220,000
Total note payable and line of credit	$220,000	$220,000

Notes Payable	December 31, 2023	December 31, 2022
Note payable issued October 6, 2022 (Face Value: $666,667)	$—	$666,667
Note payable issued January 12, 2023 (Face Value: $220,000)	220,000	—
Total notes payable and line of credit	220,000	666,667
Less: unamortized debt discount, net	—	(259,536)
Total notes payable at carrying value	$220,000	$407,131

IDoc Virtual Telehealth Solutions, Inc.
Schedule of the notes payable and line of credit

The following is a summary of the notes payable and line of credit as of March 31, 2024 and December 31, 2023:

	March 31,	December 31,
Notes Payable & Line of Credit	2024	2023
Note payable issued November 29, 2021 (Face Value: $654,044)	$336,983	$336,983
Line of credit issued November 29, 2021 (Face Value: $500,000)	456,097	456,097
Note payable issued December 1, 2021 (Face Value: $1,500,700)	1,500,600	1,500,600
Note payable issued November 15, 2022 (Face Value: $200,000)	200,000	200,000
Note payable issued January 25, 2023 (Face Value: $100,000)	100,000	100,000
Note payable issued February 14, 2023 and December 15, 2022 (Face Value: $585,500)	585,000	585,000
Note payable issued August 3, 2023 (Face Value: $33,000)	33,000	33,000
Note payable issued August 18, 2023 (Face Value: $64,000)	64,000	64,000
Note payable issued November 13, 2023 (Face Value: $22,000)	22,000	22,000
Note payable issued November 30, 2023 (Face Value: $200,000)	224,000	200,000
Note payable issued January 14, 2024 (Face Value: $16,200)	16,200	—
Total notes payable and line of credit	3,537,880	3,497,680
Less: current portion	(2,037,280)	(1,997,080)
Total notes payable and line of credit	$1,500,600	$1,500,600

	December 31,	December 31,
Notes Payable & Line of Credit	2023	2022
Note payable issued November 29, 2021 (Face Value: $654,044)	$336,983	$426,922
Line of credit issued November 29, 2021 (Face Value: $500,000)	456,097	495,000
Note payable issued December 1, 2021 (Face Value: $1,500,700)	1,500,600	1,500,600
Note payable issued October 6, 2022 (Face Value: $666,667)	—	666,667
Note payable issued November 15, 2022 (Face Value: $200,000)	200,000	100,000
Note payable issued January 25, 2023 (Face Value: $100,000)	100,000	—
Note payable issued February 14, 2023 and December 15, 2022 (Face Value: $585,500, $200,000)	585,000	220,000
Note payable issued August 3, 2023 (Face Value: $33,000)	33,000	—
Note payable issued August 18, 2023 (Face Value: $64,000)	64,000	—
Note payable issued November 13, 2023 (Face Value: $22,000)	22,000	—
Note payable issued November 30, 2023 (Face Value: $200,000)	200,000	—
Total notes payable and line of credit	3,497,680	3,409,189
Less: unamortized discount on notes payable	—	(275,759)
Less: current portion	(1,997,080)	(1,324,505)
Total notes payable and line of credit	$1,500,600	$1,808,925

Schedule of required principal payments under the company's notes payable and line of credit

Year Ending December 31, 2024	$2,037,280
Year Ending December 31, 2025	4,567
Year Ending December 31, 2026	26,534
Year Ending December 31, 2027	37,720
Year Ending December 31, 2028	39,008
Thereafter	1,392,771
Total	$3,537,880

Year Ending December 31, 2024	$1,997,080
Year Ending December 31, 2025	4,567
Year Ending December 31, 2026	26,534
Year Ending December 31, 2027	37,720
Year Ending December 31, 2028	39,008
Thereafter	1,392,771
Total	$3,497,680